JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
Schedule of Portfolio Investments as of May 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 99.1%
U.S. Treasury Notes
4.63%, 6/15/2027	524,000	527,811
0.50%, 6/30/2027	254,000	244,902
3.25%, 6/30/2027	494,000	490,565
3.75%, 6/30/2027	527,000	526,094
4.38%, 7/15/2027	433,000	435,131
0.38%, 7/31/2027	375,000	359,912
2.75%, 7/31/2027	469,000	462,716
3.88%, 7/31/2027	540,000	539,599
2.25%, 8/15/2027	348,000	341,149
3.75%, 8/15/2027	524,000	522,813
0.50%, 8/31/2027	221,000	211,806
3.13%, 8/31/2027	470,000	465,355
3.63%, 8/31/2027	705,000	702,246
3.38%, 9/15/2027	626,000	621,574
0.38%, 9/30/2027	315,000	300,542
3.50%, 9/30/2027	723,000	718,820
4.13%, 9/30/2027	463,000	464,031
3.88%, 10/15/2027	604,000	603,316
0.50%, 10/31/2027	342,000	325,835
3.50%, 10/31/2027	527,000	523,603
4.13%, 10/31/2027	457,000	457,964
2.25%, 11/15/2027	392,000	382,506
4.13%, 11/15/2027	524,000	525,064
0.63%, 11/30/2027	437,000	415,833
3.38%, 11/30/2027	524,000	519,476
3.88%, 11/30/2027	471,000	470,246
4.00%, 12/15/2027	524,000	524,164
0.63%, 12/31/2027	456,000	432,683
3.38%, 12/31/2027	523,000	518,097
3.88%, 12/31/2027	491,000	490,118
4.25%, 1/15/2028	524,000	526,047
0.75%, 1/31/2028	636,000	603,008
3.50%, 1/31/2028	912,000	904,733
2.75%, 2/15/2028	545,000	533,823
4.25%, 2/15/2028	524,000	526,149
1.13%, 2/29/2028	641,000	610,152
3.38%, 2/29/2028	518,000	512,658
4.00%, 2/29/2028	480,000	480,038
3.88%, 3/15/2028	481,000	479,985
1.25%, 3/31/2028	575,000	547,283
3.63%, 3/31/2028	374,000	371,516
3.88%, 3/31/2028	509,000	507,847
3.75%, 4/15/2028	456,000	453,916
1.25%, 4/30/2028	642,000	609,624
3.50%, 4/30/2028	406,000	402,226
3.75%, 4/30/2028	501,000	498,652
2.88%, 5/15/2028	489,000	478,628
3.75%, 5/15/2028	448,000	445,830

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
1.25%, 5/31/2028	578,000	547,632
3.63%, 5/31/2028	373,000	370,246
4.00%, 5/31/2028	589,000	589,023
3.88%, 6/15/2028	407,000	405,903
1.25%, 6/30/2028	615,000	581,367
4.00%, 6/30/2028	491,000	490,866
3.88%, 7/15/2028	434,000	432,695
1.00%, 7/31/2028	642,000	602,176
4.13%, 7/31/2028	358,000	358,769
2.88%, 8/15/2028	642,000	626,577
3.63%, 8/15/2028	429,000	425,431
1.13%, 8/31/2028	513,000	481,298
4.38%, 8/31/2028	315,000	317,301
3.38%, 9/15/2028	417,000	411,071
1.25%, 9/30/2028	641,000	601,639
4.63%, 9/30/2028	358,000	362,713
3.50%, 10/15/2028	425,000	419,854
1.38%, 10/31/2028	617,000	579,498
4.88%, 10/31/2028	456,000	464,675
3.13%, 11/15/2028	461,000	451,240
3.50%, 11/15/2028	424,000	418,667
1.50%, 11/30/2028	616,000	579,136
4.38%, 11/30/2028	572,000	576,536
3.50%, 12/15/2028	561,000	553,746
1.38%, 12/31/2028	610,000	570,445
3.75%, 12/31/2028	625,000	620,508
3.50%, 1/15/2029	423,000	417,299
1.75%, 1/31/2029	556,000	523,943
4.00%, 1/31/2029	450,000	449,402
2.63%, 2/15/2029	583,000	561,798
3.50%, 2/15/2029	408,000	402,294
1.88%, 2/28/2029	547,000	516,359
4.25%, 2/28/2029	674,000	677,449
3.50%, 3/15/2029	406,000	400,195
2.38%, 3/31/2029	304,000	290,474
4.13%, 3/31/2029	580,000	581,065
3.88%, 4/15/2029	404,000	402,075
2.88%, 4/30/2029	267,000	258,406
4.63%, 4/30/2029	727,000	738,189
2.38%, 5/15/2029	551,000	525,516
3.88%, 5/15/2029	515,000	512,546
2.75%, 5/31/2029	470,000	452,834
4.50%, 5/31/2029	499,000	505,101
Total U.S. Treasury Obligations (Cost $44,843,479)		44,670,043

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.3%
Investment Companies — 0.3%
JPMorgan Prime Money Market Fund Class IM Shares, 3.74% (a) (b) (Cost $141,622)	141,601	141,629
Total Investments — 99.4% (Cost $44,985,101)		44,811,672
Other Assets in Excess of Liabilities — 0.6%		251,409
NET ASSETS — 100.0%		45,063,081

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2026.

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
U.S. Treasury Obligations	$—	$44,670,043	$—	$44,670,043
Short-Term Investments
Investment Companies	141,629	—	—	141,629
Total Investments in Securities	$141,629	$44,670,043	$—	$44,811,672

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2026	Shares at May 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.74% (a) (b)	$65,950	$399,684	$323,984	$(22)	$1	$141,629	141,601	$749	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2026.